Cash and Cash Equivalents - concentration of Cash and Cash Equivalents by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 2,939,187	$ 908,077	$ 997,315	$ 843,978
United States
Disclosure of geographical areas [line items]
Cash and cash equivalents	1,357,062	632,707
Singapore
Disclosure of geographical areas [line items]
Cash and cash equivalents	1,484,972	207,031
Other
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 97,153	$ 68,339